Revenue and segment information (Reconciliation of external revenue to operating revenue) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of external revenue to operating revenue [line items]
Revenue	¥ 204,605,083	¥ 169,446,338	¥ 174,009,401
Total [member]
Reconciliation of external revenue to operating revenue [line items]
Revenue	204,605,083	169,446,338	174,009,401
Impact of restatement under PRC GAAP in relation to business combination under common control [member]
Reconciliation of external revenue to operating revenue [line items]
Revenue		(85,477)	(98,324)
PRC GAAP [member]
Reconciliation of external revenue to operating revenue [line items]
Revenue	204,605,083	169,439,187	173,583,125
PRC GAAP [member] | Total [member]
Reconciliation of external revenue to operating revenue [line items]
Revenue	¥ 205,622,190	169,869,801	174,051,306
Effect of transition to IFRSs [member] | Impact of restatement under PRC GAAP in relation to business combination under common control [member]
Reconciliation of external revenue to operating revenue [line items]
Revenue		(85,477)	(98,324)
Effect of transition to IFRSs [member] | Impact of recognition of BOT related revenue under IFRS [member]
Reconciliation of external revenue to operating revenue [line items]
Revenue		¥ 92,628	¥ 524,600